united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 09/30

Date of reporting period: 06/30/16

Item 1. Schedule of Investments.

*	Explanatory note

The Registrant is filing this amendment (“Amendment”) to its Form N-Q for the period ended June 30, 2016 (the “Report”) to reflect changes to the Report for the Vertical Capital Income Fund’s schedule of portfolio investments under Item 1 originally filed with the Securities and Exchange Commission on August 29, 2016 (Accession Number 0001580642-16-010554).

Except as otherwise noted above, the Report was accurate, timely distributed to shareholders, as applicable, and contained all information required per Form N-Q.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 91.8%
$120,515	Loan ID 200003	Fixed	7.250%	9/1/2035	$112,728
272,262	Loan ID 200004	Fixed	7.990%	10/1/2036	285,875
70,653	Loan ID 200006	ARM	7.990%	1/1/2036	74,186
51,579	Loan ID 200008	ARM	4.250%	3/28/2035	54,158
51,555	Loan ID 200012	ARM	9.800%	7/1/2037	44,624
57,377	Loan ID 200013	Fixed	5.250%	9/1/2040	52,566
38,401	Loan ID 200015	Fixed	7.000%	8/1/2030	12,049
40,184	Loan ID 200016	ARM	10.375%	1/1/2031	42,193
53,878	Loan ID 200018	Fixed	7.000%	1/1/2033	53,429
61,732	Loan ID 200019	Fixed	5.000%	12/1/2036	64,819
77,860	Loan ID 200020	Fixed	5.630%	7/1/2033	81,753
100,953	Loan ID 200023	Fixed	5.875%	12/1/2050	83,562
135,531	Loan ID 200025	ARM	3.380%	3/1/2034	142,307
205,980	Loan ID 200026	Interest Only	4.750%	1/1/2050	152,296
228,102	Loan ID 200028	Interest Only	4.750%	6/1/2050	223,061
219,150	Loan ID 200029	Fixed	6.310%	7/1/2037	171,917
280,484	Loan ID 200031	Fixed	5.000%	1/1/2051	294,508
339,866	Loan ID 200032	Fixed	3.130%	1/1/2051	331,205
563,741	Loan ID 200035	Fixed	4.000%	11/1/2050	487,524
67,413	Loan ID 200036	Fixed	7.940%	1/12/2034	70,783
165,940	Loan ID 200037	Fixed	7.800%	5/1/2035	174,237
122,529	Loan ID 200041	Fixed	4.875%	8/1/2039	121,719
41,888	Loan ID 200042	Fixed	7.000%	12/1/2037	43,982
63,570	Loan ID 200043	Fixed	6.125%	7/1/2039	66,748
121,982	Loan ID 200045	Fixed	5.625%	12/1/2038	128,081
38,804	Loan ID 200046	Fixed	8.000%	7/1/2027	40,744
53,633	Loan ID 200048	Fixed	5.500%	8/1/2039	56,315
89,285	Loan ID 200051	Fixed	8.150%	10/1/2040	25,888
159,541	Loan ID 200052	Fixed	5.125%	5/1/2040	157,402
61,149	Loan ID 200053	Fixed	5.000%	9/1/2042	31,137
56,335	Loan ID 200054	Fixed	8.250%	3/1/2039	59,152
84,212	Loan ID 200055	Fixed	10.000%	1/5/2036	88,422
127,883	Loan ID 200057	ARM	3.130%	10/1/2036	114,044
59,965	Loan ID 200059	Fixed	6.000%	8/1/2039	56,942
35,339	Loan ID 200060	Fixed	5.750%	8/1/2039	37,106
31,923	Loan ID 200061	Fixed	5.750%	7/1/2024	33,519
26,870	Loan ID 200065	ARM	6.875%	1/1/2037	28,214
223,928	Loan ID 200072	Fixed	0.000%	2/1/2051	235,125
173,013	Loan ID 200073	Fixed	0.000%	2/1/2026	181,664
159,994	Loan ID 200074	Fixed	0.000%	2/1/2031	167,994
206,540	Loan ID 200075	Fixed	4.250%	2/1/2042	216,867
171,966	Loan ID 200076	Fixed	4.250%	12/1/2041	130,612
74,040	Loan ID 200077	Fixed	3.750%	8/1/2042	77,145
33,367	Loan ID 200078	Fixed	7.000%	8/1/2036	29,443

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$136,341	Loan ID 200079	Fixed	2.000%	8/1/2049	$75,138
138,988	Loan ID 200081	Fixed	2.000%	9/1/2037	45,895
68,447	Loan ID 200082	Fixed	8.250%	4/1/2040	62,433
188,383	Loan ID 200084	Fixed	7.000%	3/1/2039	165,399
198,947	Loan ID 200086	Fixed	3.000%	11/1/2050	111,991
225,167	Loan ID 200087	Fixed	5.000%	3/1/2051	176,590
124,669	Loan ID 200088	Fixed	7.000%	6/1/2039	109,216
270,833	Loan ID 200089	Fixed	2.000%	3/1/2052	176,989
275,043	Loan ID 200090	Fixed	2.000%	11/1/2036	58,292
287,012	Loan ID 200091	Fixed	2.000%	11/1/2051	187,246
263,061	Loan ID 200092	Fixed	3.380%	5/1/2036	176,795
136,369	Loan ID 200093	Fixed	5.000%	2/1/2038	124,374
234,518	Loan ID 200094	ARM	3.130%	9/1/2037	187,684
383,187	Loan ID 200100	Fixed	5.000%	7/1/2037	350,161
74,679	Loan ID 200102	Fixed	8.250%	3/1/2040	68,328
185,945	Loan ID 200105	Fixed	3.000%	12/1/2050	83,861
156,941	Loan ID 200106	Fixed	2.000%	2/1/2052	69,102
444,410	Loan ID 200107	Fixed	2.000%	7/1/2052	188,366
188,190	Loan ID 200108	Fixed	3.000%	6/1/2047	146,951
113,869	Loan ID 200110	Fixed	8.250%	8/1/2039	104,163
206,929	Loan ID 200111	Fixed	6.000%	11/1/2050	55,943
305,250	Loan ID 200112	Fixed	3.000%	9/1/2049	89,929
126,364	Loan ID 200114	Fixed	2.000%	10/1/2051	64,454
409,275	Loan ID 200115	Fixed	2.000%	11/1/2051	127,240
148,692	Loan ID 200116	Fixed	7.125%	3/1/2039	130,816
407,425	Loan ID 200125	Fixed	2.000%	5/1/2051	181,074
126,653	Loan ID 200126	Fixed	8.250%	8/1/2039	116,000
141,983	Loan ID 200127	Fixed	5.000%	8/1/2039	50,283
73,340	Loan ID 200128	Fixed	3.000%	7/1/2037	23,081
462,582	Loan ID 200129	Fixed	4.625%	3/1/2052	352,556
35,033	Loan ID 200131	Fixed	3.875%	11/1/2027	36,774
230,840	Loan ID 200133	Fixed	3.490%	1/1/2043	238,372
186,491	Loan ID 200134	Fixed	3.750%	12/1/2042	192,706
124,885	Loan ID 200135	Fixed	4.375%	12/1/2042	131,129
235,736	Loan ID 200136	Fixed	2.875%	10/1/2027	232,438
128,166	Loan ID 200137	Fixed	4.500%	9/1/2042	134,575
47,264	Loan ID 200139	Fixed	4.625%	5/1/2027	49,627
80,002	Loan ID 200141	Fixed	4.250%	2/1/2042	84,002
128,424	Loan ID 200143	Fixed	3.000%	2/1/2037	129,097
392,802	Loan ID 200145	Fixed	2.000%	8/1/2051	219,317
100,089	Loan ID 200152	ARM	3.630%	9/1/2037	90,249
99,058	Loan ID 200154	Fixed	11.050%	9/1/2037	104,011
54,116	Loan ID 200156	Fixed	8.130%	9/19/2032	53,837
122,981	Loan ID 200157	Fixed	3.750%	1/1/2043	121,295

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$158,994	Loan ID 200158	Fixed	3.625%	12/1/2042	$147,461
184,441	Loan ID 200159	Fixed	3.750%	6/1/2042	192,742
128,720	Loan ID 200160	Fixed	3.250%	2/1/2043	130,394
473,026	Loan ID 200161	Fixed	3.875%	11/1/2041	496,677
228,032	Loan ID 200162	Fixed	3.875%	7/1/2042	239,433
120,889	Loan ID 200163	Fixed	4.000%	1/1/2042	126,933
103,804	Loan ID 200164	Fixed	4.000%	7/1/2042	108,994
200,446	Loan ID 200165	Fixed	4.375%	12/1/2041	210,468
119,925	Loan ID 200166	Fixed	4.000%	2/1/2032	125,921
126,908	Loan ID 200168	Fixed	3.750%	10/1/2042	131,750
24,496	Loan ID 200169	Fixed	6.923%	9/1/2034	25,721
100,274	Loan ID 200171	Fixed	6.500%	4/1/2036	105,288
142,899	Loan ID 200172	Fixed	7.250%	2/1/2037	150,044
92,583	Loan ID 200174	Fixed	7.340%	4/1/2037	97,212
53,689	Loan ID 200175	Fixed	9.600%	5/1/2037	56,374
57,345	Loan ID 200177	Fixed	8.000%	1/11/2022	60,212
42,687	Loan ID 200178	Fixed	6.500%	5/10/2016	44,821
20,697	Loan ID 200179	Fixed	7.250%	7/27/2019	20,697
19,088	Loan ID 200180	Fixed	6.500%	7/8/2016	20,043
110,023	Loan ID 200181	Fixed	7.500%	3/1/2016	115,524
86,181	Loan ID 200182	Fixed	8.750%	10/10/2016	90,490
262,947	Loan ID 200183	Fixed	4.125%	12/1/2032	276,095
75,386	Loan ID 200184	Fixed	4.375%	12/1/2042	71,208
28,599	Loan ID 200185	Fixed	5.375%	6/1/2042	30,029
54,546	Loan ID 200186	Fixed	5.125%	8/1/2042	57,273
152,882	Loan ID 200188	Fixed	3.875%	2/1/2043	160,526
171,452	Loan ID 200189	Fixed	4.125%	8/1/2042	180,025
340,664	Loan ID 200190	Fixed	3.625%	11/1/2042	354,633
132,637	Loan ID 200191	Fixed	4.125%	11/1/2042	139,059
166,897	Loan ID 200194	Fixed	4.750%	9/1/2041	175,242
271,403	Loan ID 200195	Fixed	3.875%	3/1/2042	284,974
102,014	Loan ID 200196	Fixed	4.500%	1/1/2043	107,115
39,732	Loan ID 200197	Fixed	4.750%	11/1/2042	41,719
41,557	Loan ID 200198	Fixed	5.250%	10/1/2042	43,635
293,004	Loan ID 200199	Fixed	4.000%	9/1/2042	307,655
249,593	Loan ID 200200	Fixed	3.875%	9/1/2042	228,153
57,043	Loan ID 200201	Fixed	5.125%	8/1/2041	59,895
60,060	Loan ID 200202	Fixed	4.375%	12/1/2042	63,063
24,512	Loan ID 200206	Fixed	3.990%	12/1/2042	25,706
49,992	Loan ID 200208	Fixed	4.250%	1/1/2043	52,491
211,766	Loan ID 200209	Fixed	3.875%	8/1/2042	222,354
75,759	Loan ID 200210	Fixed	4.625%	5/1/2043	79,547
137,059	Loan ID 200212	Fixed	3.875%	2/1/2042	114,372

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$289,564	Loan ID 200213	Fixed	4.125%	1/1/2038	$248,298
57,433	Loan ID 200214	Fixed	5.750%	7/1/2039	60,304
117,138	Loan ID 200216	Fixed	5.750%	9/1/2039	118,347
147,208	Loan ID 200217	Fixed	5.250%	7/1/2040	154,568
76,606	Loan ID 200218	Fixed	4.250%	12/1/2041	42,444
202,974	Loan ID 200219	Fixed	4.250%	4/1/2043	213,123
218,373	Loan ID 200220	Fixed	3.875%	5/1/2043	201,115
168,475	Loan ID 200221	Fixed	4.250%	4/1/2043	176,899
128,496	Loan ID 200222	Fixed	4.125%	5/1/2043	122,112
213,186	Loan ID 200224	Fixed	4.000%	7/1/2043	202,877
83,575	Loan ID 200226	Fixed	5.250%	7/1/2041	83,575
51,941	Loan ID 200228	Fixed	4.625%	8/1/2042	54,538
165,670	Loan ID 200229	Fixed	3.750%	7/1/2042	171,195
149,147	Loan ID 200230	Fixed	3.500%	2/1/2043	136,863
133,156	Loan ID 200231	Fixed	3.625%	12/1/2042	110,120
70,061	Loan ID 200232	Fixed	3.875%	8/1/2042	73,564
178,839	Loan ID 200233	Fixed	2.990%	11/1/2027	178,525
95,117	Loan ID 200235	Fixed	3.750%	12/1/2042	99,435
320,296	Loan ID 200238	ARM	3.625%	7/1/2035	187,450
121,084	Loan ID 200243	Fixed	3.750%	4/1/2043	123,710
28,712	Loan ID 200244	Fixed	5.000%	5/1/2042	30,148
206,298	Loan ID 200245	Fixed	3.875%	3/1/2043	216,612
93,479	Loan ID 200286	Fixed	4.500%	7/1/2043	98,153
102,391	Loan ID 200287	Fixed	4.375%	7/1/2043	107,510
344,210	Loan ID 200288	Fixed	4.375%	11/1/2041	361,421
349,571	Loan ID 200289	Fixed	5.500%	9/1/2043	367,050
295,653	Loan ID 200290	Fixed	4.250%	4/1/2043	310,436
182,755	Loan ID 200294	Fixed	3.875%	2/1/2043	191,532
260,638	Loan ID 200295	Fixed	3.875%	6/1/2043	273,326
210,642	Loan ID 200296	Fixed	3.250%	2/1/2043	210,051
182,562	Loan ID 200297	Fixed	3.375%	10/1/2042	186,792
198,218	Loan ID 200299	Fixed	3.625%	10/1/2042	182,920
119,635	Loan ID 200300	Fixed	8.400%	10/20/2037	125,617
103,338	Loan ID 200302	Fixed	9.875%	10/1/2035	90,083
72,302	Loan ID 200303	Fixed	5.250%	10/1/2032	41,462
143,628	Loan ID 200304	Fixed	7.250%	10/1/2033	150,809
250,929	Loan ID 200305	Fixed	7.000%	3/1/2036	172,569
727,497	Loan ID 200306	Fixed	4.870%	5/1/2049	710,533
49,181	Loan ID 200307	Fixed	6.500%	7/1/2031	49,181
111,246	Loan ID 200308	ARM	6.750%	5/1/2035	44,645
211,982	Loan ID 200309	Fixed	2.000%	12/1/2048	199,692
133,782	Loan ID 200312	Fixed	9.000%	4/1/2039	140,471
46,987	Loan ID 200313	Fixed	8.500%	3/1/2028	33,106

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$63,524	Loan ID 200314	Fixed	8.000%	3/1/2040	$35,484
313,089	Loan ID 200315	ARM	3.630%	6/1/2037	232,091
75,363	Loan ID 200317	Fixed	7.000%	9/1/2032	78,893
297,598	Loan ID 200318	Fixed	6.500%	10/1/2036	287,710
302,956	Loan ID 200321	Fixed	2.375%	6/1/2049	166,532
550,383	Loan ID 200324	Fixed	5.500%	11/1/2037	232,815
556,631	Loan ID 200325	Fixed	6.000%	5/1/2042	211,357
78,057	Loan ID 200326	Fixed	8.375%	10/1/2036	81,960
152,008	Loan ID 200327	Fixed	6.790%	10/26/2036	125,818
255,923	Loan ID 200330	Fixed	7.000%	8/1/2037	267,913
103,498	Loan ID 200332	Fixed	5.775%	10/1/2037	108,673
91,718	Loan ID 200334	Fixed	7.000%	1/1/2033	85,796
274,040	Loan ID 200335	Fixed	2.000%	11/1/2052	202,300
119,538	Loan ID 200336	Fixed	7.000%	12/1/2042	38,573
45,626	Loan ID 200337	Fixed	7.000%	10/1/2034	47,907
53,575	Loan ID 200338	ARM	10.500%	8/1/2029	56,254
163,812	Loan ID 200339	Fixed	2.000%	10/1/2033	158,972
34,880	Loan ID 200340	Fixed	7.000%	3/1/2030	36,624
293,852	Loan ID 200341	Fixed	7.000%	8/1/2035	208,998
12,218	Loan ID 200342	Fixed	5.375%	10/1/2019	12,828
63,909	Loan ID 200348	Fixed	6.500%	7/1/2038	62,143
240,442	Loan ID 200349	Fixed	7.000%	1/1/2037	131,415
59,107	Loan ID 200350	Fixed	7.500%	3/1/2029	62,062
73,756	Loan ID 200352	Fixed	7.000%	8/1/2030	47,250
43,418	Loan ID 200355	ARM	8.130%	7/1/2032	40,258
136,037	Loan ID 200358	Fixed	3.000%	4/1/2025	135,544
29,598	Loan ID 200360	ARM	3.000%	1/1/2025	28,712
72,219	Loan ID 200361	Fixed	7.500%	1/1/2034	75,830
111,048	Loan ID 200362	Fixed	5.000%	6/1/2045	63,520
147,451	Loan ID 200363	Fixed	6.000%	3/1/2049	150,238
67,623	Loan ID 200366	Fixed	6.250%	1/1/2033	71,004
181,528	Loan ID 200368	Fixed	4.500%	4/1/2036	190,605
266,939	Loan ID 200369	Fixed	6.000%	4/1/2044	280,286
61,555	Loan ID 200373	Fixed	7.000%	12/1/2036	53,922
76,941	Loan ID 200374	ARM	7.000%	5/1/2034	76,941
430,735	Loan ID 200376	Fixed	2.900%	6/1/2053	327,941
80,755	Loan ID 200377	ARM	3.500%	10/1/2036	36,874
232,577	Loan ID 200378	Fixed	5.500%	5/1/2045	217,822
186,369	Loan ID 200380	Fixed	4.220%	4/1/2049	85,872
290,732	Loan ID 200381	Fixed	4.780%	6/1/2037	261,331
114,030	Loan ID 200382	Fixed	4.850%	7/1/2037	30,071
393,577	Loan ID 200383	Fixed	5.030%	12/1/2046	387,236
297,835	Loan ID 200384	Fixed	5.000%	11/1/2047	257,689
147,063	Loan ID 200385	Fixed	8.250%	1/1/2040	154,416

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$224,167	Loan ID 200386	Fixed	6.000%	3/1/2041	$214,096
75,805	Loan ID 200387	Fixed	4.000%	6/1/2039	66,243
195,160	Loan ID 200388	Fixed	4.000%	3/1/2051	166,583
122,205	Loan ID 200389	Fixed	4.820%	8/1/2047	110,342
202,904	Loan ID 200390	Fixed	4.780%	4/16/2047	182,953
177,334	Loan ID 200391	Fixed	4.000%	1/13/2035	167,760
67,950	Loan ID 200392	Fixed	10.000%	6/5/2034	45,056
105,672	Loan ID 200393	Fixed	5.070%	8/1/2037	91,276
130,205	Loan ID 200394	Fixed	7.150%	8/1/2037	136,707
80,012	Loan ID 200395	Fixed	4.860%	4/1/2047	71,995
73,654	Loan ID 200396	Fixed	10.000%	2/1/2036	77,337
117,384	Loan ID 200397	ARM	9.375%	9/1/2037	113,114
137,938	Loan ID 200398	Fixed	4.800%	2/1/2037	124,125
79,773	Loan ID 200399	Fixed	4.980%	6/1/2037	62,533
53,167	Loan ID 200403	Fixed	8.300%	10/15/2032	54,502
58,042	Loan ID 200404	Fixed	8.100%	5/1/2037	60,944
99,988	Loan ID 200405	Fixed	4.870%	12/1/2035	90,520
117,401	Loan ID 200406	Fixed	4.875%	10/1/2051	114,835
236,347	Loan ID 200407	Fixed	6.500%	4/1/2042	244,378
204,131	Loan ID 200408	Fixed	6.000%	4/1/2039	171,149
347,534	Loan ID 200409	Fixed	6.000%	2/1/2049	283,009
106,949	Loan ID 200411	Fixed	8.275%	6/1/2037	112,297
312,047	Loan ID 200412	Fixed	5.500%	8/1/2040	197,468
252,030	Loan ID 200413	Fixed	5.150%	11/1/2047	249,427
86,184	Loan ID 200415	Fixed	6.000%	4/1/2050	38,349
183,975	Loan ID 200416	Fixed	4.670%	8/1/2053	165,429
71,839	Loan ID 200417	Fixed	7.000%	5/1/2035	75,430
57,257	Loan ID 200418	Fixed	4.000%	6/1/2035	54,598
168,272	Loan ID 200419	Fixed	4.000%	12/19/2035	155,154
169,219	Loan ID 200420	Fixed	4.225%	4/10/2038	147,911
77,229	Loan ID 200421	Fixed	7.710%	8/1/2037	77,823
137,132	Loan ID 200422	Fixed	3.830%	8/1/2053	97,740
131,667	Loan ID 200423	Fixed	4.500%	6/1/2043	109,774
115,374	Loan ID 200424	Fixed	4.000%	9/1/2028	121,142
254,444	Loan ID 200427	Fixed	3.625%	3/1/2043	264,444
228,403	Loan ID 200430	Fixed	3.625%	7/1/2043	236,783
191,423	Loan ID 200431	Fixed	4.625%	7/1/2043	200,994
310,032	Loan ID 200432	Fixed	4.875%	5/1/2043	325,534
130,668	Loan ID 200433	Fixed	4.250%	8/1/2043	137,201
161,956	Loan ID 200434	Fixed	5.250%	10/1/2043	170,053
200,472	Loan ID 200435	Fixed	4.625%	11/1/2052	194,715
216,507	Loan ID 200436	Fixed	3.750%	4/1/2043	225,688
333,743	Loan ID 200437	Fixed	5.625%	10/1/2043	350,430
44,835	Loan ID 200439	Fixed	5.000%	8/1/2041	47,077

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$195,873	Loan ID 200441	Fixed	6.000%	4/1/2045	$162,727
443,091	Loan ID 200442	Fixed	5.000%	12/1/2043	274,768
274,719	Loan ID 200443	Fixed	6.250%	7/1/2049	180,816
260,766	Loan ID 200444	Fixed	4.380%	11/1/2038	194,446
164,307	Loan ID 200445	Fixed	5.250%	2/1/2039	172,522
53,671	Loan ID 200447	Fixed	5.875%	11/4/2034	56,355
79,125	Loan ID 200448	Fixed	5.750%	5/1/2042	54,894
127,884	Loan ID 200449	Fixed	5.000%	7/1/2041	125,876
364,922	Loan ID 200451	Fixed	6.250%	7/1/2038	383,168
135,459	Loan ID 200452	Fixed	2.000%	11/1/2041	100,347
16,504	Loan ID 200453	ARM	6.250%	3/1/2026	17,329
243,766	Loan ID 200456	Fixed	2.000%	11/1/2038	222,526
211,359	Loan ID 200457	Fixed	5.750%	12/10/2030	217,205
191,126	Loan ID 200460	Fixed	7.000%	7/1/2041	200,682
387,011	Loan ID 200462	Fixed	6.000%	7/1/2037	323,765
157,763	Loan ID 200463	Fixed	6.000%	3/1/2037	34,972
411,571	Loan ID 200464	ARM	8.750%	8/1/2037	149,791
248,154	Loan ID 200465	Fixed	6.500%	7/1/2037	241,499
451,091	Loan ID 200466	Fixed	7.000%	7/1/2037	395,369
359,059	Loan ID 200467	Fixed	5.500%	9/1/2044	325,956
105,489	Loan ID 200468	Fixed	5.625%	12/1/2044	86,150
130,932	Loan ID 200469	Fixed	6.500%	7/1/2037	112,058
294,856	Loan ID 200473	Fixed	4.000%	12/1/2042	207,867
243,805	Loan ID 200474	Fixed	5.750%	11/1/2050	255,996
169,945	Loan ID 200475	Fixed	5.450%	7/1/2049	173,195
192,868	Loan ID 200476	Fixed	6.000%	9/1/2050	199,873
219,741	Loan ID 200477	Fixed	4.125%	12/1/2028	230,728
130,602	Loan ID 200479	Fixed	3.500%	8/1/2026	134,658
114,962	Loan ID 200482	Fixed	4.375%	11/1/2028	120,710
107,995	Loan ID 200483	Fixed	4.375%	11/1/2028	113,395
75,880	Loan ID 200485	Fixed	4.125%	2/1/2043	79,674
252,841	Loan ID 200486	Fixed	3.500%	1/1/2043	260,734
470,674	Loan ID 200487	Fixed	6.000%	3/1/2037	204,238
161,158	Loan ID 200488	Fixed	4.250%	1/1/2044	151,354
116,238	Loan ID 200489	Fixed	4.000%	3/1/2043	107,363
82,703	Loan ID 200490	Fixed	4.000%	11/1/2028	86,838
207,478	Loan ID 200491	Fixed	5.500%	10/1/2039	217,851
122,903	Loan ID 200492	Fixed	4.000%	1/1/2043	129,048
67,518	Loan ID 200493	Fixed	4.500%	12/1/2025	70,894
280,181	Loan ID 200494	Fixed	4.625%	10/1/2043	294,190
357,869	Loan ID 200495	Fixed	4.875%	12/1/2041	375,762
203,841	Loan ID 200496	Fixed	3.875%	2/1/2043	213,693
327,613	Loan ID 200497	Fixed	3.250%	4/1/2043	333,025

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$274,716	Loan ID 200499	Fixed	4.250%	1/1/2043	$288,452
222,057	Loan ID 200500	Fixed	5.875%	2/1/2037	225,238
152,643	Loan ID 200501	Fixed	7.250%	12/1/2037	160,275
191,954	Loan ID 200502	Fixed	5.000%	6/1/2049	118,582
264,270	Loan ID 200503	Fixed	7.500%	8/1/2037	277,484
388,972	Loan ID 200504	Fixed	3.375%	3/1/2043	397,374
75,024	Loan ID 200507	Fixed	4.500%	9/1/2042	78,775
250,360	Loan ID 200508	Fixed	2.000%	10/1/2040	203,033
305,490	Loan ID 200509	Fixed	2.000%	12/1/2052	118,710
250,170	Loan ID 200511	Fixed	4.875%	1/1/2044	262,679
337,000	Loan ID 200514	Fixed	3.000%	4/1/2047	299,118
100,746	Loan ID 200515	Fixed	8.250%	2/1/2039	105,784
392,642	Loan ID 200516	Fixed	5.250%	1/1/2037	166,363
105,090	Loan ID 200517	Fixed	8.000%	5/1/2039	95,600
205,068	Loan ID 200518	Fixed	3.000%	12/1/2050	177,090
317,680	Loan ID 200519	Fixed	3.000%	11/1/2049	276,843
68,189	Loan ID 200520	Fixed	3.260%	7/1/2053	47,464
122,053	Loan ID 200524	Fixed	3.500%	6/1/2043	124,318
288,199	Loan ID 200525	Fixed	3.250%	12/1/2042	255,343
112,663	Loan ID 200527	Fixed	4.500%	12/1/2043	118,296
138,293	Loan ID 200528	Fixed	4.375%	2/1/2044	145,208
400,563	Loan ID 200529	Fixed	4.625%	2/1/2044	420,591
32,781	Loan ID 200530	Fixed	5.375%	2/1/2044	34,420
176,217	Loan ID 200531	Fixed	4.625%	11/1/2043	185,028
113,583	Loan ID 200532	Fixed	3.250%	7/1/2043	100,599
59,302	Loan ID 200536	Fixed	3.750%	10/1/2042	41,120
123,797	Loan ID 200537	Fixed	4.500%	3/1/2042	118,811
93,871	Loan ID 200538	Fixed	4.750%	1/1/2043	98,565
85,285	Loan ID 200540	Fixed	3.875%	2/1/2043	89,550
57,601	Loan ID 200543	ARM	7.250%	2/1/2037	6,907
58,970	Loan ID 200545	Fixed	4.375%	2/1/2029	61,919
122,925	Loan ID 200546	Fixed	5.375%	12/1/2043	129,071
170,736	Loan ID 200548	Fixed	5.250%	2/1/2044	179,273
145,531	Loan ID 200550	Fixed	3.750%	3/1/2043	151,759
222,201	Loan ID 200555	Fixed	4.375%	1/1/2044	233,311
109,010	Loan ID 200557	Fixed	9.077%	8/1/2035	114,461
120,922	Loan ID 200560	Fixed	5.750%	5/1/2035	126,968
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	219,372
140,504	Loan ID 200564	Fixed	4.875%	5/1/2039	133,401
536,353	Loan ID 200565	ARM	4.000%	6/1/2037	447,921
378,729	Loan ID 200566	Fixed	6.500%	7/1/2047	323,600
133,576	Loan ID 200567	Fixed	3.375%	5/1/2043	136,782
100,271	Loan ID 200569	Fixed	5.125%	2/1/2044	105,285
432,519	Loan ID 200570	Fixed	3.625%	6/1/2043	449,131

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$137,860	Loan ID 200571	Fixed	4.500%	7/1/2043	$144,753
167,385	Loan ID 200572	Fixed	4.375%	3/1/2044	175,755
97,110	Loan ID 200573	Fixed	3.750%	9/1/2042	100,843
131,634	Loan ID 200574	Fixed	4.875%	1/1/2044	138,216
183,396	Loan ID 200577	Fixed	3.125%	4/1/2028	184,885
185,801	Loan ID 200578	Fixed	4.750%	8/1/2040	195,091
49,255	Loan ID 200579	Fixed	4.875%	5/1/2042	47,849
177,962	Loan ID 200580	Fixed	4.125%	11/1/2041	170,804
39,044	Loan ID 200581	Fixed	4.750%	9/1/2042	40,673
377,251	Loan ID 200582	Fixed	4.000%	11/1/2042	320,649
88,620	Loan ID 200583	Fixed	3.625%	9/1/2027	92,065
353,166	Loan ID 200584	Fixed	3.375%	4/1/2043	308,452
161,580	Loan ID 200585	Fixed	4.000%	5/1/2042	84,187
331,637	Loan ID 200586	Fixed	3.500%	1/1/2043	342,390
255,172	Loan ID 200588	Fixed	3.750%	5/1/2042	267,210
61,058	Loan ID 200590	Fixed	4.125%	7/1/2042	64,111
103,893	Loan ID 200591	Fixed	4.875%	3/1/2043	109,088
99,520	Loan ID 200592	Fixed	4.375%	6/1/2042	104,496
68,046	Loan ID 200593	Fixed	3.875%	6/1/2042	70,309
230,096	Loan ID 200594	Fixed	4.250%	4/1/2043	222,601
39,868	Loan ID 200597	Fixed	5.625%	2/1/2044	41,861
137,088	Loan ID 200598	Fixed	4.625%	2/1/2044	143,592
121,690	Loan ID 200599	Fixed	4.125%	2/1/2043	127,775
200,481	Loan ID 200600	Fixed	4.625%	4/1/2044	210,505
110,194	Loan ID 200601	Fixed	4.000%	3/1/2043	115,703
186,870	Loan ID 200602	Fixed	3.750%	3/1/2043	195,427
71,724	Loan ID 200603	Fixed	4.125%	6/1/2043	75,310
74,410	Loan ID 200604	Fixed	3.500%	1/1/2043	76,763
142,187	Loan ID 200605	Fixed	4.875%	11/1/2043	85,219
129,815	Loan ID 200606	Fixed	3.625%	12/1/2042	133,279
223,616	Loan ID 200607	Fixed	2.875%	11/1/2027	221,960
137,314	Loan ID 200608	Fixed	4.125%	11/1/2043	131,625
58,069	Loan ID 200611	Fixed	4.625%	5/1/2043	60,973
127,343	Loan ID 200612	Fixed	4.500%	2/1/2043	124,276
207,775	Loan ID 200613	Fixed	3.369%	1/1/2043	209,954
104,614	Loan ID 200614	Fixed	5.000%	1/1/2044	109,844
103,109	Loan ID 200615	Fixed	4.250%	8/1/2043	108,265
342,493	Loan ID 200616	Fixed	4.875%	2/1/2044	359,618
93,334	Loan ID 200617	Fixed	4.750%	9/1/2043	44,388
130,488	Loan ID 200618	Fixed	4.375%	5/1/2042	137,012
231,957	Loan ID 200620	Fixed	4.250%	10/1/2043	201,104
133,842	Loan ID 200621	Fixed	3.625%	1/1/2043	138,051
74,390	Loan ID 200623	Fixed	4.375%	12/1/2042	78,110
257,414	Loan ID 200624	Fixed	4.125%	4/1/2043	270,285

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$118,073	Loan ID 200626	Fixed	4.500%	10/1/2043	$104,053
133,381	Loan ID 200627	Fixed	4.250%	10/1/2043	140,050
82,330	Loan ID 200628	Fixed	3.250%	2/1/2028	83,564
156,085	Loan ID 200629	Fixed	4.375%	9/1/2043	147,538
167,291	Loan ID 200630	Fixed	5.250%	9/1/2043	175,655
294,717	Loan ID 200631	Fixed	3.250%	6/1/2043	300,166
346,789	Loan ID 200632	Fixed	5.250%	5/1/2044	364,128
226,768	Loan ID 200633	Fixed	5.125%	5/1/2044	238,106
235,127	Loan ID 200634	Fixed	4.375%	1/1/2044	221,146
107,139	Loan ID 200635	Fixed	3.750%	5/1/2029	110,629
196,803	Loan ID 200636	Fixed	3.750%	2/1/2053	206,643
189,764	Loan ID 200638	Fixed	3.875%	3/1/2043	157,874
170,986	Loan ID 200641	Fixed	5.250%	4/1/2044	179,535
146,747	Loan ID 200642	Fixed	5.000%	3/1/2044	135,106
170,089	Loan ID 200644	Fixed	4.750%	3/1/2044	178,593
118,918	Loan ID 200645	Fixed	5.000%	4/1/2044	124,864
119,001	Loan ID 200647	Fixed	4.250%	1/1/2044	124,951
155,240	Loan ID 200648	Fixed	4.750%	3/1/2044	163,002
144,370	Loan ID 200649	Fixed	4.375%	3/1/2044	100,414
130,734	Loan ID 200650	Fixed	4.875%	5/1/2044	126,137
265,007	Loan ID 200651	Fixed	3.625%	7/1/2043	274,403
171,291	Loan ID 200652	Fixed	4.125%	5/1/2038	120,369
354,317	Loan ID 200653	Fixed	4.000%	4/1/2053	338,421
281,020	Loan ID 200654	Fixed	5.125%	2/1/2041	151,958
142,063	Loan ID 200655	Fixed	3.375%	5/1/2043	142,823
154,309	Loan ID 200656	Fixed	6.875%	7/1/2037	62,719
146,381	Loan ID 200657	Fixed	4.875%	8/1/2051	153,700
286,420	Loan ID 200659	Fixed	4.000%	3/1/2053	201,543
184,025	Loan ID 200660	Fixed	5.875%	3/1/2038	193,226
213,664	Loan ID 200662	Fixed	5.000%	3/1/2044	224,347
69,585	Loan ID 200663	Fixed	4.750%	5/1/2044	73,064
278,235	Loan ID 200664	Fixed	4.750%	4/1/2044	275,850
271,522	Loan ID 200665	Fixed	5.299%	12/1/2046	130,631
217,913	Loan ID 200666	Fixed	5.890%	8/26/2035	138,672
305,690	Loan ID 200668	Fixed	3.625%	4/1/2043	313,849
156,780	Loan ID 200669	Fixed	5.250%	4/1/2044	164,619
65,237	Loan ID 200670	Fixed	4.375%	2/1/2029	68,449
239,811	Loan ID 200671	Fixed	4.625%	8/1/2043	233,872
159,743	Loan ID 200672	Fixed	3.750%	7/1/2043	147,793
312,333	Loan ID 200674	Fixed	4.500%	5/1/2044	296,786
290,395	Loan ID 200675	Fixed	5.125%	4/1/2044	304,915
125,876	Loan ID 200677	Fixed	3.625%	5/1/2028	130,736
471,028	Loan ID 200678	Fixed	4.375%	2/1/2044	494,579
257,062	Loan ID 200679	Fixed	5.000%	4/1/2044	202,453

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$191,874	Loan ID 200682	Fixed	4.875%	5/1/2044	$173,713
215,237	Loan ID 200683	Fixed	4.500%	4/1/2044	225,999
127,558	Loan ID 200684	Fixed	4.875%	4/1/2044	133,936
232,251	Loan ID 200685	Fixed	4.875%	5/1/2044	243,864
184,925	Loan ID 200688	Fixed	4.250%	3/1/2053	119,701
136,160	Loan ID 200689	Fixed	4.375%	12/1/2043	126,743
228,285	Loan ID 200690	Fixed	4.250%	4/1/2044	216,224
289,956	Loan ID 200691	Fixed	4.500%	5/1/2044	304,454
246,520	Loan ID 200692	Fixed	4.625%	7/1/2044	255,242
108,140	Loan ID 200694	Fixed	4.500%	9/1/2043	113,547
49,178	Loan ID 200696	Fixed	3.750%	10/1/2042	51,501
137,247	Loan ID 200697	Fixed	4.500%	1/1/2044	130,181
189,698	Loan ID 200699	Fixed	4.125%	7/1/2044	198,514
95,220	Loan ID 200700	Fixed	4.250%	2/1/2044	99,981
169,402	Loan ID 200701	Fixed	4.750%	6/1/2044	177,872
98,127	Loan ID 200704	Fixed	4.375%	3/1/2043	103,033
135,049	Loan ID 200705	Fixed	4.625%	4/1/2044	141,802
104,017	Loan ID 200706	Fixed	4.990%	6/1/2044	109,218
100,678	Loan ID 200707	Fixed	4.875%	2/1/2044	105,712
134,497	Loan ID 200708	Fixed	4.875%	2/1/2044	141,222
51,925	Loan ID 200709	Fixed	4.375%	4/1/2043	54,521
116,807	Loan ID 200710	Fixed	4.500%	7/1/2044	122,647
117,494	Loan ID 200711	Fixed	3.750%	7/1/2043	108,611
218,607	Loan ID 200712	Fixed	3.875%	2/1/2044	200,900
98,774	Loan ID 200713	Fixed	4.250%	12/1/2043	103,713
607,192	Loan ID 200714	Fixed	3.180%	11/1/2036	452,178
211,049	Loan ID 200716	ARM	3.440%	8/1/2037	136,785
144,434	Loan ID 200720	ARM	3.500%	4/1/2042	91,227
187,058	Loan ID 200721	Fixed	3.000%	8/1/2037	119,008
191,871	Loan ID 200725	Fixed	7.000%	7/1/2037	88,149
150,438	Loan ID 200726	Fixed	4.125%	9/1/2037	68,363
174,489	Loan ID 200727	Fixed	2.625%	7/1/2037	144,538
344,336	Loan ID 200729	ARM	3.630%	11/1/2037	172,389
446,642	Loan ID 200730	ARM	2.750%	9/1/2036	272,929
200,658	Loan ID 200732	Fixed	4.130%	9/1/2027	175,228
234,334	Loan ID 200733	Fixed	3.750%	12/1/2042	245,191
246,376	Loan ID 200734	ARM	3.375%	4/1/2044	257,566
103,342	Loan ID 200735	Fixed	4.500%	6/1/2044	108,260
146,221	Loan ID 200736	Fixed	4.750%	5/1/2044	130,952
144,227	Loan ID 200737	Fixed	4.750%	5/1/2044	91,335
595,792	Loan ID 200738	Fixed	4.125%	6/1/2044	625,581
357,267	Loan ID 200739	Fixed	4.625%	8/1/2044	324,029
133,388	Loan ID 200740	Fixed	4.875%	6/1/2044	140,057
111,376	Loan ID 200741	Fixed	4.250%	6/1/2044	49,666

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$179,968	Loan ID 200742	Fixed	4.250%	4/1/2043	$179,968
195,026	Loan ID 200744	Fixed	3.625%	6/1/2043	202,474
124,845	Loan ID 200745	Fixed	3.250%	6/1/2043	111,503
371,355	Loan ID 200746	Fixed	5.250%	6/1/2044	340,358
337,307	Loan ID 200747	Fixed	4.125%	5/1/2043	351,327
456,888	Loan ID 200748	Fixed	4.750%	12/1/2043	479,733
155,907	Loan ID 200749	Fixed	4.750%	9/1/2043	163,702
246,799	Loan ID 200750	Fixed	4.750%	5/1/2044	259,139
171,903	Loan ID 200752	Fixed	4.750%	10/1/2043	137,976
60,668	Loan ID 200753	Fixed	5.250%	5/1/2044	58,453
226,858	Loan ID 200754	Fixed	4.750%	8/1/2044	237,102
56,659	Loan ID 200755	Fixed	4.250%	6/1/2043	54,511
192,428	Loan ID 200756	Fixed	4.875%	11/1/2043	189,984
129,032	Loan ID 200759	Fixed	3.750%	6/1/2043	117,724
175,978	Loan ID 200760	Fixed	3.750%	6/1/2043	183,661
306,450	Loan ID 200762	Fixed	3.875%	5/1/2042	317,723
156,318	Loan ID 200763	Fixed	4.250%	11/1/2043	149,512
207,848	Loan ID 200765	Fixed	4.875%	11/1/2043	203,869
501,909	Loan ID 200766	Fixed	3.625%	12/1/2042	522,490
138,743	Loan ID 200770	Fixed	4.000%	5/1/2043	121,982
179,043	Loan ID 200771	Fixed	4.500%	4/1/2043	170,939
251,524	Loan ID 200772	Fixed	3.750%	3/1/2043	263,363
58,967	Loan ID 200773	Fixed	3.750%	10/1/2043	46,966
209,337	Loan ID 200774	Fixed	3.875%	7/1/2043	219,561
45,315	Loan ID 200775	Fixed	4.250%	4/1/2043	47,581
82,777	Loan ID 200776	Fixed	4.250%	3/1/2044	78,519
54,358	Loan ID 200777	Fixed	4.750%	6/1/2044	50,696
108,479	Loan ID 200778	Fixed	4.625%	6/1/2044	113,903
145,028	Loan ID 200779	Fixed	4.625%	8/1/2044	152,280
170,083	Loan ID 200781	Fixed	4.625%	9/1/2044	178,587
142,292	Loan ID 200783	Fixed	4.750%	9/1/2044	140,529
116,319	Loan ID 200785	Fixed	4.500%	8/1/2044	120,974
230,476	Loan ID 200786	Fixed	4.625%	7/1/2044	223,555
43,781	Loan ID 200787	Fixed	4.750%	9/1/2044	45,701
196,402	Loan ID 200788	Fixed	3.625%	12/1/2028	201,778
132,460	Loan ID 200789	Fixed	3.750%	9/1/2044	120,381
153,658	Loan ID 200790	Fixed	4.250%	8/1/2044	148,642
206,121	Loan ID 200791	Fixed	4.875%	6/1/2044	216,427
366,484	Loan ID 200792	Fixed	3.375%	1/1/2043	231,764
372,121	Loan ID 200793	Fixed	2.000%	10/1/2051	155,381
234,344	Loan ID 200794	Fixed	3.000%	4/1/2050	56,528
95,492	Loan ID 200795	Fixed	6.750%	8/1/2036	92,353
72,305	Loan ID 200796	Fixed	2.170%	12/1/2053	47,314
420,837	Loan ID 200797	Fixed	4.000%	6/1/2052	364,042

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$59,882	Loan ID 200799	Fixed	4.000%	2/5/2053	$59,621
61,199	Loan ID 200800	Fixed	4.000%	1/1/2053	36,993
215,951	Loan ID 200802	Fixed	6.000%	1/1/2042	69,636
361,790	Loan ID 200803	Fixed	2.250%	11/1/2050	140,155
155,490	Loan ID 200805	Fixed	4.000%	7/1/2050	112,871
158,953	Loan ID 200806	Fixed	5.000%	8/1/2049	92,139
298,195	Loan ID 200807	Fixed	2.460%	7/1/2047	188,957
58,638	Loan ID 200808	Fixed	3.000%	11/1/2050	22,397
117,156	Loan ID 200809	Fixed	4.000%	4/1/2050	50,492
139,387	Loan ID 200810	Fixed	4.000%	1/1/2050	84,107
111,428	Loan ID 200811	Fixed	4.000%	4/1/2050	78,264
273,272	Loan ID 200813	Fixed	2.000%	12/1/2049	119,961
243,251	Loan ID 200814	Fixed	8.250%	7/1/2039	248,675
315,013	Loan ID 200815	Fixed	2.000%	3/1/2053	160,403
282,716	Loan ID 200817	Fixed	4.000%	1/1/2050	184,515
54,626	Loan ID 200818	Fixed	3.490%	8/1/2051	45,225
264,687	Loan ID 200819	Fixed	2.000%	9/1/2053	112,580
136,282	Loan ID 200820	Fixed	4.000%	7/1/2044	126,188
212,109	Loan ID 200821	Fixed	4.250%	8/1/2044	219,104
322,407	Loan ID 200822	Fixed	4.750%	1/1/2042	338,527
82,762	Loan ID 200823	Fixed	4.250%	9/1/2044	79,753
225,135	Loan ID 200824	Fixed	4.250%	8/1/2044	209,255
107,753	Loan ID 200826	Fixed	4.375%	9/1/2044	113,024
189,099	Loan ID 200827	Fixed	3.875%	6/1/2044	175,084
238,136	Loan ID 200828	Fixed	4.375%	7/1/2044	222,150
251,686	Loan ID 200829	Fixed	4.375%	7/1/2043	264,270
213,233	Loan ID 200830	ARM	2.875%	7/1/2044	183,145
81,959	Loan ID 200831	Fixed	4.250%	10/1/2044	83,966
346,189	Loan ID 200832	Fixed	4.250%	10/1/2044	322,827
362,217	Loan ID 200833	Fixed	4.250%	1/1/2043	380,328
163,003	Loan ID 200834	Fixed	4.125%	7/1/2043	171,153
332,958	Loan ID 200835	Fixed	5.000%	8/1/2043	349,606
334,357	Loan ID 200837	Fixed	4.625%	8/1/2044	346,886
186,079	Loan ID 200838	Fixed	3.750%	8/1/2044	165,890
238,416	Loan ID 200839	Fixed	5.000%	5/1/2044	250,337
184,315	Loan ID 200842	Fixed	4.250%	8/1/2044	174,812
363,724	Loan ID 200843	Fixed	4.750%	10/1/2043	381,910
308,100	Loan ID 200844	Fixed	4.500%	7/1/2043	323,505
207,104	Loan ID 200846	Fixed	4.375%	11/1/2043	184,180
184,566	Loan ID 200847	Fixed	4.750%	10/1/2044	193,794
179,882	Loan ID 200848	Fixed	2.000%	6/1/2051	107,317
226,676	Loan ID 200849	Fixed	5.014%	11/1/2047	97,261
147,266	Loan ID 200850	Fixed	2.000%	6/1/2051	58,503
188,996	Loan ID 200851	Fixed	5.000%	7/1/2051	119,119

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$621,543	Loan ID 200852	Fixed	2.868%	2/1/2053	$520,067
114,150	Loan ID 200853	Fixed	3.820%	4/1/2037	85,530
106,036	Loan ID 200854	Fixed	2.500%	4/1/2053	96,772
225,265	Loan ID 200855	ARM	3.790%	7/1/2037	174,168
216,000	Loan ID 200856	Fixed	6.000%	6/1/2042	101,326
244,616	Loan ID 200857	Fixed	2.125%	7/1/2040	90,637
269,539	Loan ID 200858	Fixed	2.000%	1/1/2053	216,161
245,032	Loan ID 200859	Fixed	2.170%	12/1/2052	101,871
169,265	Loan ID 200860	Fixed	2.000%	3/1/2052	61,223
433,157	Loan ID 200861	Fixed	2.000%	6/1/2054	360,543
157,559	Loan ID 200862	Fixed	2.748%	8/1/2050	80,963
254,799	Loan ID 200863	Fixed	2.000%	7/1/2052	211,000
267,974	Loan ID 200864	Fixed	3.000%	1/1/2037	175,538
211,648	Loan ID 200865	Fixed	3.060%	11/1/2053	166,136
270,307	Loan ID 200866	Fixed	2.000%	5/1/2053	244,142
115,420	Loan ID 200867	Fixed	2.370%	9/1/2053	74,790
317,071	Loan ID 200869	ARM	3.820%	4/1/2037	120,278
2,762,526	Loan ID 200871	Fixed	2.000%	8/1/2053	1,123,415
391,754	Loan ID 200872	Fixed	3.200%	8/1/2050	226,003
201,515	Loan ID 200873	Fixed	3.525%	11/1/2053	141,268
215,412	Loan ID 200874	Fixed	2.000%	11/1/2047	86,510
574,904	Loan ID 200875	Fixed	2.000%	5/1/2054	446,952
201,430	Loan ID 200876	ARM	3.130%	5/1/2035	191,261
396,218	Loan ID 200877	Fixed	4.750%	9/1/2042	350,816
137,391	Loan ID 200878	Fixed	3.000%	7/1/2050	90,769
194,372	Loan ID 200880	Fixed	4.250%	6/1/2043	204,091
179,246	Loan ID 200882	Fixed	5.125%	9/1/2043	188,208
87,510	Loan ID 200883	Fixed	3.375%	5/1/2028	89,354
175,781	Loan ID 200885	Fixed	4.875%	10/1/2044	179,461
97,664	Loan ID 200886	Fixed	4.250%	10/1/2044	100,731
255,794	Loan ID 200887	Fixed	4.750%	9/1/2044	268,583
240,414	Loan ID 200888	Fixed	4.500%	9/1/2044	210,564
136,339	Loan ID 200890	Fixed	4.375%	11/1/2044	116,588
210,081	Loan ID 200891	Fixed	4.250%	10/1/2044	198,291
258,378	Loan ID 200892	Fixed	3.750%	9/1/2043	232,667
225,892	Loan ID 200893	Fixed	5.000%	11/1/2043	237,187
99,831	Loan ID 200894	Fixed	5.000%	10/1/2043	104,822
229,224	Loan ID 200895	Fixed	3.875%	11/1/2043	237,381
197,760	Loan ID 200897	Fixed	4.750%	10/1/2044	142,558
222,589	Loan ID 200898	Fixed	4.250%	10/1/2043	187,455
378,173	Loan ID 200900	Fixed	4.375%	9/1/2044	362,049
670,655	Loan ID 200902	Fixed	4.250%	9/1/2044	704,188
254,223	Loan ID 200904	Fixed	5.125%	9/1/2044	247,729

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$406,735	Loan ID 200905	Fixed	5.375%	9/1/2044	$426,588
319,282	Loan ID 200906	Fixed	4.875%	2/1/2035	335,246
354,946	Loan ID 200907	ARM	3.500%	8/1/2047	287,391
107,164	Loan ID 200908	Fixed	4.000%	6/1/2049	100,992
116,815	Loan ID 200909	Fixed	4.870%	3/1/2046	122,656
205,283	Loan ID 200910	Fixed	3.300%	4/1/2053	173,155
150,092	Loan ID 200911	Fixed	3.380%	9/1/2053	75,748
723,314	Loan ID 200912	Fixed	4.500%	3/1/2037	596,939
60,320	Loan ID 200913	Fixed	4.250%	5/1/2047	52,902
154,221	Loan ID 200914	Fixed	2.875%	12/1/2047	113,946
144,386	Loan ID 200915	Fixed	2.990%	9/1/2053	41,991
96,667	Loan ID 200916	Fixed	4.000%	10/1/2037	98,847
161,645	Loan ID 200917	Fixed	4.875%	1/1/2051	169,728
515,918	Loan ID 200918	Fixed	3.875%	10/1/2035	467,778
556,008	Loan ID 200919	Fixed	3.000%	8/1/2045	484,462
99,650	Loan ID 200921	ARM	3.250%	7/1/2051	95,015
428,690	Loan ID 200922	Fixed	3.340%	9/1/2053	398,090
439,367	Loan ID 200923	Fixed	3.750%	12/1/2036	361,832
513,582	Loan ID 200924	Fixed	5.000%	9/1/2051	455,939
467,224	Loan ID 200925	Fixed	4.000%	4/1/2055	488,322
335,649	Loan ID 200927	Fixed	3.000%	8/1/2038	338,449
125,986	Loan ID 200928	Fixed	4.800%	12/1/2036	132,285
164,964	Loan ID 200929	Fixed	4.625%	1/1/2043	173,212
245,645	Loan ID 200930	Fixed	3.000%	12/1/2050	164,211
393,202	Loan ID 200931	Fixed	4.250%	12/1/2052	294,403
309,484	Loan ID 200933	Fixed	4.250%	3/1/2043	324,959
117,497	Loan ID 200934	Fixed	3.810%	1/1/2043	122,764
182,445	Loan ID 200935	Fixed	3.875%	4/1/2043	189,064
200,716	Loan ID 200936	Fixed	4.000%	5/1/2042	200,716
177,899	Loan ID 200938	Fixed	4.125%	4/1/2043	186,794
124,940	Loan ID 200939	Fixed	4.170%	5/1/2042	131,187
204,556	Loan ID 200940	Fixed	3.250%	2/1/2043	207,658
119,234	Loan ID 200941	Fixed	3.780%	1/1/2043	124,475
286,287	Loan ID 200942	Fixed	4.000%	4/1/2043	300,601
106,869	Loan ID 200944	Fixed	4.500%	2/1/2044	101,881
144,104	Loan ID 200945	Fixed	5.125%	4/1/2044	151,309
295,614	Loan ID 200947	Fixed	4.000%	2/1/2043	310,395
132,146	Loan ID 200948	Fixed	4.625%	12/1/2042	125,163
288,623	Loan ID 200949	Fixed	3.875%	4/1/2043	303,054
186,634	Loan ID 200952	Fixed	3.875%	1/1/2043	195,966
120,916	Loan ID 200953	Fixed	3.750%	12/1/2042	108,908
389,022	Loan ID 200954	Fixed	3.625%	1/1/2043	403,981
339,249	Loan ID 200955	Fixed	3.250%	5/1/2043	345,112
266,432	Loan ID 200956	Fixed	5.000%	8/1/2051	261,547

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$171,767	Loan ID 200957	Fixed	3.875%	6/1/2043	$180,355
98,647	Loan ID 200958	Fixed	3.875%	6/1/2043	103,100
429,707	Loan ID 200959	Fixed	4.000%	11/1/2042	451,193
385,666	Loan ID 200960	Fixed	3.500%	1/1/2043	397,002
182,829	Loan ID 200961	Fixed	4.750%	6/1/2043	191,971
212,778	Loan ID 200962	Fixed	4.250%	10/1/2044	199,348
120,772	Loan ID 200963	Fixed	4.750%	9/1/2044	114,564
362,830	Loan ID 200964	Fixed	3.750%	7/1/2043	379,438
210,781	Loan ID 200965	Fixed	4.125%	11/1/2044	190,711
149,548	Loan ID 200966	Fixed	4.875%	7/1/2044	143,084
97,042	Loan ID 200968	Fixed	4.250%	11/1/2044	81,067
370,565	Loan ID 200969	Fixed	4.875%	8/1/2043	389,094
136,040	Loan ID 200972	Fixed	4.750%	2/1/2044	142,842
157,383	Loan ID 200974	Fixed	4.250%	10/1/2044	150,338
58,445	Loan ID 200975	Fixed	4.750%	12/1/2044	61,367
358,581	Loan ID 200977	Fixed	4.875%	9/1/2044	376,510
181,702	Loan ID 200980	Fixed	4.250%	11/1/2044	187,511
217,918	Loan ID 200983	Fixed	4.375%	8/1/2044	209,733
156,275	Loan ID 200984	Fixed	5.000%	10/1/2043	164,089
265,212	Loan ID 200985	Fixed	4.250%	12/1/2044	233,479
157,014	Loan ID 200986	Fixed	4.250%	12/1/2044	164,865
116,795	Loan ID 200987	Fixed	4.625%	10/1/2044	121,311
223,960	Loan ID 200989	Fixed	3.750%	6/1/2029	232,418
291,827	Loan ID 200992	Fixed	4.125%	5/1/2043	306,418
173,117	Loan ID 200993	Fixed	2.004%	7/15/2049	160,412
206,370	Loan ID 200994	Fixed	4.125%	5/1/2053	115,294
200,393	Loan ID 200995	Fixed	2.750%	5/1/2047	110,972
57,780	Loan ID 200996	Fixed	2.500%	8/1/2048	42,758
100,099	Loan ID 200997	Fixed	2.000%	3/1/2051	72,399
371,105	Loan ID 200998	Fixed	3.880%	12/1/2050	322,876
98,446	Loan ID 200999	Fixed	4.250%	4/1/2044	103,369
75,390	Loan ID 201000	Fixed	5.125%	2/1/2039	74,199
107,698	Loan ID 201001	Fixed	7.413%	9/1/2037	43,838
34,379	Loan ID 201002	Fixed	0.000%	10/1/2024	36,098
133,673	Loan ID 201005	Fixed	4.750%	7/1/2041	140,357
44,391	Loan ID 201006	Fixed	6.875%	3/1/2038	46,611
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
78,970	Loan ID 201008	Fixed	7.125%	10/1/2038	82,918
74,015	Loan ID 201009	Fixed	0.000%	4/1/2033	77,716
82,995	Loan ID 201010	Fixed	5.500%	4/1/2039	81,023
46,163	Loan ID 201011	Fixed	0.000%	2/1/2023	48,472
47,357	Loan ID 201012	Fixed	7.500%	12/1/2038	49,725
57,558	Loan ID 201013	Fixed	7.500%	12/1/2038	51,307
96,239	Loan ID 201014	Fixed	0.000%	2/1/2033	101,051

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$18,098	Loan ID 201015	Fixed	0.000%	3/29/2021	$19,003
109,316	Loan ID 201016	Fixed	6.500%	2/1/2036	112,584
27,717	Loan ID 201017	Fixed	0.000%	4/1/2032	29,103
318,946	Loan ID 201018	Fixed	6.750%	6/1/2037	334,893
101,622	Loan ID 201019	ARM	2.875%	2/1/2037	106,703
100,845	Loan ID 201020	Fixed	0.000%	10/1/2034	105,887
106,089	Loan ID 201021	Fixed	6.870%	8/1/2047	111,394
82,415	Loan ID 201022	ARM	3.130%	5/1/2037	65,318
146,289	Loan ID 201023	Fixed	6.450%	2/1/2036	125,414
101,134	Loan ID 201024	Fixed	9.000%	3/1/2037	106,191
190,515	Loan ID 201025	ARM	2.875%	1/1/2042	181,549
82,911	Loan ID 201026	Fixed	7.750%	12/1/2035	53,698
107,877	Loan ID 201027	Fixed	9.538%	3/1/2037	113,270
172,280	Loan ID 201028	Fixed	4.625%	4/1/2044	180,894
106,001	Loan ID 201030	Fixed	5.000%	7/1/2042	111,301
144,866	Loan ID 201032	Fixed	4.500%	11/1/2044	134,563
293,148	Loan ID 201033	Fixed	4.125%	12/1/2044	280,862
106,325	Loan ID 201035	Fixed	4.375%	9/1/2044	63,706
99,581	Loan ID 201036	Fixed	4.375%	12/1/2044	91,917
70,364	Loan ID 201037	Fixed	8.250%	7/1/2039	73,882
113,503	Loan ID 201038	Fixed	8.250%	5/1/2039	58,063
462,886	Loan ID 201039	ARM	4.500%	10/1/2045	188,179
281,427	Loan ID 201040	Fixed	2.000%	11/1/2045	209,172
92,513	Loan ID 201041	Fixed	3.750%	11/1/2052	77,559
119,613	Loan ID 201043	Fixed	4.000%	4/1/2039	119,145
188,309	Loan ID 201044	Fixed	4.870%	3/29/2037	179,728
114,159	Loan ID 201045	Fixed	2.000%	7/1/2037	87,508
268,478	Loan ID 201046	Fixed	2.000%	4/1/2053	206,230
110,707	Loan ID 201047	Fixed	3.000%	4/1/2053	77,968
176,646	Loan ID 201048	Fixed	2.000%	4/1/2052	126,844
491,829	Loan ID 201049	Fixed	2.000%	4/1/2052	329,657
653,263	Loan ID 201050	Fixed	2.000%	8/1/2053	376,414
276,107	Loan ID 201051	Fixed	3.174%	9/1/2053	232,783
130,646	Loan ID 201052	Fixed	3.000%	4/1/2053	58,025
66,536	Loan ID 201053	Fixed	3.860%	7/1/2053	57,899
218,532	Loan ID 201054	Fixed	2.400%	5/17/2050	150,965
606,169	Loan ID 201056	Fixed	2.000%	7/1/2054	515,400
172,364	Loan ID 201057	Fixed	2.000%	1/1/2050	137,826
139,905	Loan ID 201058	Fixed	2.500%	8/1/2037	118,589
137,078	Loan ID 201059	Fixed	2.000%	4/1/2053	125,511
118,291	Loan ID 201060	ARM	3.130%	7/1/2035	88,880
88,267	Loan ID 201061	Fixed	4.000%	3/1/2050	60,443
122,237	Loan ID 201062	Fixed	3.100%	4/1/2047	109,450
127,427	Loan ID 201063	Fixed	4.000%	9/1/2047	109,747

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$51,583	Loan ID 201064	Fixed	2.000%	12/1/2052	$39,608
218,050	Loan ID 201065	Fixed	3.000%	7/1/2037	170,157
235,987	Loan ID 201066	Fixed	4.250%	12/1/2046	247,787
446,105	Loan ID 201067	Fixed	4.750%	1/1/2044	429,048
305,002	Loan ID 201068	Fixed	5.250%	5/1/2044	320,252
70,956	Loan ID 201069	Fixed	4.625%	12/1/2044	68,813
631,766	Loan ID 201070	Fixed	4.250%	2/1/2045	663,354
182,403	Loan ID 201071	Fixed	4.625%	11/1/2044	172,592
122,079	Loan ID 201072	Fixed	3.500%	3/1/2028	99,255
51,911	Loan ID 201073	Fixed	3.125%	4/1/2023	52,134
97,891	Loan ID 201075	Fixed	4.375%	10/1/2044	101,451
130,094	Loan ID 201076	Fixed	3.500%	12/1/2042	131,870
138,728	Loan ID 201077	Fixed	3.625%	7/1/2044	125,336
269,745	Loan ID 201081	ARM	3.000%	10/1/2044	273,785
126,321	Loan ID 201082	Fixed	3.875%	12/1/2044	113,909
373,769	Loan ID 201083	Fixed	5.375%	2/1/2044	184,926
232,234	Loan ID 201084	Fixed	5.000%	8/1/2038	232,242
150,466	Loan ID 201086	Fixed	4.625%	11/1/2044	145,260
275,462	Loan ID 201089	Fixed	4.000%	8/1/2044	228,169
257,213	Loan ID 201090	Fixed	3.625%	11/1/2044	264,375
162,889	Loan ID 201091	Fixed	4.125%	1/1/2045	147,920
262,218	Loan ID 201092	Fixed	5.250%	9/1/2043	275,329
140,558	Loan ID 201093	Fixed	4.125%	9/1/2043	71,922
154,977	Loan ID 201094	Fixed	4.550%	3/1/2044	145,460
239,197	Loan ID 201095	Fixed	3.875%	8/1/2044	219,454
241,359	Loan ID 201097	Fixed	3.990%	1/1/2045	216,752
152,215	Loan ID 201099	Fixed	2.875%	3/1/2030	144,020
99,648	Loan ID 201100	Fixed	4.125%	7/1/2043	104,630
357,536	Loan ID 201101	Fixed	4.625%	3/1/2045	313,503
159,211	Loan ID 201103	ARM	2.875%	5/1/2044	163,970
163,696	Loan ID 201104	Fixed	4.375%	4/1/2045	152,988
301,568	Loan ID 201105	Fixed	4.250%	11/1/2044	313,753
82,271	Loan ID 201107	Fixed	5.150%	2/1/2036	81,458
154,540	Loan ID 201108	Fixed	4.750%	2/1/2054	150,038
546,952	Loan ID 201110	ARM	3.750%	4/1/2037	355,694
162,660	Loan ID 201111	Fixed	4.000%	4/1/2050	71,062
254,737	Loan ID 201112	Fixed	4.750%	8/1/2037	215,315
79,232	Loan ID 201113	Fixed	5.750%	12/1/2052	83,193
111,005	Loan ID 201114	Fixed	8.087%	5/1/2054	95,686
515,825	Loan ID 201115	Fixed	4.000%	2/1/2051	481,749
82,756	Loan ID 201116	Fixed	4.250%	10/1/2052	37,197
130,367	Loan ID 201117	Fixed	4.500%	11/1/2037	99,533
217,350	Loan ID 201118	Fixed	2.000%	11/1/2054	140,278
132,771	Loan ID 201119	Fixed	4.000%	5/1/2034	135,343

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$54,428	Loan ID 201120	Fixed	4.500%	4/1/2037	$48,235
94,528	Loan ID 201121	Fixed	2.000%	11/1/2048	63,301
86,923	Loan ID 201122	Fixed	4.750%	11/1/2048	78,717
174,699	Loan ID 201123	Fixed	2.000%	7/1/2054	110,485
254,047	Loan ID 201124	Fixed	4.000%	4/1/2040	226,389
440,644	Loan ID 201126	Fixed	6.500%	4/1/2049	232,257
83,684	Loan ID 201127	ARM	2.750%	4/1/2037	24,829
280,568	Loan ID 201128	Fixed	2.000%	10/1/2036	155,452
160,956	Loan ID 201129	Fixed	4.875%	6/1/2051	157,014
124,634	Loan ID 201130	Fixed	4.850%	2/1/2038	124,634
117,432	Loan ID 201131	Fixed	5.353%	5/1/2053	42,854
172,235	Loan ID 201132	Fixed	2.000%	7/1/2037	131,220
154,740	Loan ID 201133	Fixed	2.000%	6/1/2051	118,153
201,269	Loan ID 201134	Fixed	2.000%	10/1/2053	137,723
538,409	Loan ID 201135	Fixed	2.000%	6/1/2051	267,286
529,257	Loan ID 201136	Fixed	2.000%	2/1/2036	465,679
293,397	Loan ID 201137	Fixed	2.000%	12/1/2052	224,673
60,419	Loan ID 201138	Fixed	4.250%	3/1/2034	58,548
165,843	Loan ID 201139	Fixed	2.000%	11/1/2053	70,630
160,587	Loan ID 201140	Fixed	4.870%	1/1/2038	145,520
144,306	Loan ID 201141	Fixed	2.000%	5/1/2052	109,016
452,055	Loan ID 201142	Fixed	2.000%	9/1/2035	362,902
91,718	Loan ID 201143	Fixed	2.000%	11/1/2037	77,328
103,753	Loan ID 201144	Fixed	3.000%	9/1/2045	92,726
231,207	Loan ID 201145	Fixed	4.380%	4/1/2051	220,807
133,891	Loan ID 201146	Fixed	4.875%	8/1/2054	121,379
111,044	Loan ID 201147	Fixed	2.000%	11/1/2051	82,539
98,929	Loan ID 201148	Fixed	3.950%	10/1/2042	103,875
279,906	Loan ID 201149	Fixed	5.719%	6/1/2051	219,791
123,631	Loan ID 201150	Fixed	2.000%	7/1/2037	94,267
481,541	Loan ID 201152	Fixed	2.000%	8/1/2050	416,018
251,335	Loan ID 201153	Fixed	3.000%	6/1/2050	179,423
62,981	Loan ID 201154	ARM	3.500%	11/1/2041	66,130
97,043	Loan ID 201155	Fixed	2.000%	11/1/2053	64,681
65,260	Loan ID 201156	Fixed	4.000%	4/1/2050	47,249
293,044	Loan ID 201157	Fixed	4.000%	3/1/2055	307,696
298,191	Loan ID 201158	Fixed	2.000%	8/1/2052	243,971
71,569	Loan ID 201159	Fixed	2.000%	6/1/2039	23,044
204,637	Loan ID 201160	Fixed	4.000%	10/1/2049	117,125
298,155	Loan ID 201161	Fixed	3.000%	6/1/2054	154,904
144,444	Loan ID 201162	Fixed	2.125%	12/1/2052	97,052
385,525	Loan ID 201163	Fixed	4.000%	12/1/2049	186,984
166,990	Loan ID 201164	Fixed	3.000%	11/1/2051	136,062
115,327	Loan ID 201165	Fixed	4.750%	1/1/2044	121,093

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$120,671	Loan ID 201166	Fixed	2.000%	12/1/2054	$100,650
439,900	Loan ID 201168	Fixed	2.000%	4/1/2052	318,354
111,517	Loan ID 201169	Fixed	5.934%	9/1/2037	106,228
68,528	Loan ID 201170	Fixed	4.370%	7/1/2037	55,482
70,051	Loan ID 201171	Fixed	2.000%	5/1/2051	55,058
105,192	Loan ID 201172	Fixed	4.000%	6/1/2050	81,704
110,109	Loan ID 201173	Fixed	2.000%	11/1/2047	26,002
149,491	Loan ID 201174	Fixed	4.750%	1/1/2053	145,250
65,022	Loan ID 201175	Fixed	4.000%	9/1/2044	58,255
136,025	Loan ID 201176	Fixed	4.250%	8/1/2053	129,547
270,700	Loan ID 201177	Fixed	2.000%	7/1/2046	226,370
310,650	Loan ID 201178	Fixed	3.193%	6/1/2051	119,573
303,245	Loan ID 201179	Fixed	3.000%	5/1/2051	156,191
421,441	Loan ID 201180	Fixed	2.000%	6/1/2053	362,323
321,635	Loan ID 201181	Fixed	4.500%	4/1/2034	337,717
51,876	Loan ID 201182	Fixed	3.290%	3/1/2034	42,248
136,344	Loan ID 201183	Fixed	2.375%	10/1/2052	105,062
64,370	Loan ID 201184	Fixed	4.000%	6/1/2049	67,589
261,766	Loan ID 201185	Fixed	5.760%	10/1/2053	274,854
82,963	Loan ID 201187	Fixed	2.000%	11/1/2048	46,162
629,425	Loan ID 201188	Fixed	2.000%	8/1/2052	455,948
105,860	Loan ID 201189	Fixed	4.500%	12/1/2051	111,153
161,635	Loan ID 201190	Fixed	4.250%	6/1/2051	169,716
212,922	Loan ID 201191	Fixed	3.000%	2/1/2037	207,310
118,386	Loan ID 201192	Fixed	2.000%	2/1/2051	105,800
233,274	Loan ID 201193	Fixed	3.000%	5/1/2051	133,517
331,371	Loan ID 201194	Fixed	2.000%	6/1/2054	247,837
148,970	Loan ID 201195	Fixed	3.500%	9/1/2035	126,799
643,508	Loan ID 201196	Fixed	2.000%	11/1/2036	532,509
180,195	Loan ID 201197	Fixed	5.125%	8/1/2037	165,702
51,409	Loan ID 201198	Fixed	4.125%	9/1/2053	53,979
341,257	Loan ID 201199	Fixed	3.000%	11/1/2046	294,865
294,874	Loan ID 201200	Fixed	4.500%	3/1/2044	289,197
295,978	Loan ID 201201	Fixed	4.500%	8/1/2044	310,777
195,142	Loan ID 201202	Fixed	3.750%	8/1/2044	172,547
128,120	Loan ID 201203	Fixed	3.875%	12/1/2044	107,011
463,073	Loan ID 201204	Fixed	3.750%	4/1/2045	480,319
152,882	Loan ID 201205	Fixed	4.625%	1/1/2045	148,179
133,192	Loan ID 201206	Fixed	3.990%	4/1/2045	139,782
426,580	Loan ID 201207	Fixed	4.625%	8/1/2051	403,180
117,859	Loan ID 201208	Fixed	4.625%	4/1/2045	123,727
183,387	Loan ID 201209	Fixed	4.250%	4/1/2045	169,796
177,045	Loan ID 201210	Fixed	3.500%	12/1/2042	141,493
132,832	Loan ID 201211	Fixed	4.125%	7/1/2044	126,336

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$368,823	Loan ID 201212	Fixed	4.625%	3/1/2045	$232,516
204,808	Loan ID 201213	Fixed	4.875%	8/1/2044	208,008
563,609	Loan ID 201214	ARM	2.875%	9/1/2043	497,864
141,698	Loan ID 201215	Fixed	3.250%	3/1/2043	128,066
273,687	Loan ID 201216	Fixed	3.500%	2/1/2043	248,428
104,453	Loan ID 201217	Fixed	3.875%	5/1/2045	97,829
129,514	Loan ID 201218	Fixed	4.125%	1/1/2045	116,651
70,365	Loan ID 201219	Fixed	4.000%	7/1/2044	57,554
297,278	Loan ID 201220	Fixed	4.125%	8/1/2045	268,438
67,299	Loan ID 201221	Fixed	3.250%	5/1/2043	70,664
48,967	Loan ID 201222	Fixed	5.125%	1/1/2045	49,846
235,570	Loan ID 201223	Fixed	3.875%	4/1/2030	247,348
255,124	Loan ID 201224	Fixed	4.625%	9/1/2044	267,880
62,506	Loan ID 201226	Fixed	5.000%	3/1/2045	65,632
180,311	Loan ID 201227	Fixed	5.125%	3/1/2045	187,928
66,845	Loan ID 201228	Fixed	4.625%	3/1/2045	68,878
107,739	Loan ID 201229	Fixed	3.250%	7/1/2024	105,496
206,034	Loan ID 201230	Fixed	3.875%	3/1/2045	209,701
210,753	Loan ID 201231	Fixed	4.250%	8/1/2045	214,650
127,164	Loan ID 201232	Fixed	4.500%	1/1/2045	128,524
263,679	Loan ID 201233	Fixed	4.500%	12/1/2044	251,222
205,190	Loan ID 201234	Fixed	5.000%	10/1/2045	194,150
94,384	Loan ID 201235	Fixed	3.750%	7/1/2045	94,999
69,217	Loan ID 201236	Fixed	5.250%	2/1/2044	72,678
243,551	Loan ID 201237	Fixed	3.750%	5/1/2045	224,507
204,719	Loan ID 201238	Fixed	5.125%	12/1/2044	214,955
192,649	Loan ID 201239	Fixed	4.500%	3/1/2045	202,282
162,014	Loan ID 201240	Fixed	4.250%	10/1/2045	169,949
303,155	Loan ID 201241	Fixed	4.375%	7/1/2045	318,313
231,761	Loan ID 201242	Fixed	4.625%	11/1/2044	243,349
113,453	Loan ID 201243	Fixed	4.625%	11/1/2045	115,615
409,781	Loan ID 201244	Fixed	4.500%	6/1/2045	381,147
118,770	Loan ID 201245	Fixed	4.750%	8/1/2044	114,523
325,648	Loan ID 201246	Fixed	4.750%	1/1/2045	316,951
191,502	Loan ID 201247	Fixed	4.250%	5/1/2045	155,192
103,176	Loan ID 201248	Fixed	4.875%	7/1/2044	108,335
475,193	Loan ID 201249	Fixed	4.625%	8/1/2045	402,239
65,210	Loan ID 201250	Fixed	4.250%	10/1/2045	67,693
134,031	Loan ID 201251	Fixed	4.500%	8/1/2045	124,772
143,471	Loan ID 201252	Fixed	4.875%	9/1/2045	150,644
13,668	Loan ID 201253	ARM	8.750%	3/1/2019	14,351
165,254	Loan ID 201254	ARM	6.840%	9/1/2034	173,517
252,843	Loan ID 201255	ARM	7.000%	6/1/2035	265,485
43,352	Loan ID 201256	ARM	10.500%	10/1/2021	45,520

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$245,926	Loan ID 201257	Fixed	4.500%	5/1/2044	$258,223
93,369	Loan ID 201258	Fixed	4.500%	6/1/2045	77,251
121,536	Loan ID 201259	Fixed	4.625%	1/1/2046	101,002
176,175	Loan ID 201260	Fixed	4.750%	9/1/2045	184,983
102,699	Loan ID 201261	Fixed	4.125%	6/1/2045	106,950
62,262	Loan ID 201262	Fixed	4.200%	1/1/2046	64,392
51,514	Loan ID 201263	Fixed	4.750%	101/2045	41,900
191,342	Loan ID 201264	Fixed	5.000%	3/1/2045	169,013
366,260	Loan ID 201265	Fixed	4.750%	6/1/2045	376,919
149,205	Loan ID 201266	Fixed	4.500%	2/1/2046	149,457
191,562	Loan ID 201267	Fixed	4.875%	12/1/2045	191,030
243,176	Loan ID 201268	Fixed	4.250%	6/1/2045	255,335
127,948	Loan ID 201269	Fixed	4.375%	12/1/2045	76,950
156,857	Loan ID 201270	Fixed	4.125%	2/1/2045	143,161
261,328	Loan ID 201271	Fixed	4.500%	6/1/2045	243,528
143,745	Loan ID 201272	Fixed	4.750%	11/1/2044	148,029
248,115	Loan ID 201273	Fixed	4.500%	12/1/2045	242,018
224,115	Loan ID 201274	Fixed	4.125%	10/1/2045	204,324
579,384	Loan ID 201276	Fixed	4.000%	11/1/2045	608,353
198,786	Loan ID 201278	Fixed	3.750%	12/1/2045	165,669
322,304	Loan ID 201279	Fixed	4.875%	3/1/2046	302,761
379,496	Loan ID 201280	Fixed	4.500%	4/1/2046	361,668
157,487	Loan ID 201281	Fixed	4.875%	7/1/2044	163,674
132,540	Loan ID 201282	Fixed	5.250%	1/1/2046	104,809
113,879	Loan ID 201283	Fixed	4.250%	11/1/2045	117,043
146,765	Loan ID 201284	Fixed	3.625%	2/1/2029	154,103
35,953	Loan ID 201285	Fixed	4.625%	11/1/2028	37,750
113,070	Loan ID 201286	Fixed	4.375%	12/1/2045	116,956
190,840	Loan ID 201287	Fixed	3.625%	4/1/2046	152,285
127,901	Loan ID 201288	Fixed	4.500%	2/1/2046	113,620
88,144	Loan ID 201289	Fixed	4.000%	3/1/2045	90,343
255,498	Loan ID 201288	Fixed	4.750%	7/1/2045	268,273
311,536	Loan ID 201291	Fixed	5.000%	8/1/2045	318,849
83,802	Loan ID 201292	Fixed	4.500%	5/1/2045	87,992
38,116	Loan ID 201293	Fixed	4.875%	9/1/2045	39,274
130,356	Loan ID 201294	Fixed	4.625%	2/1/2046	113,557
101,890	Loan ID 201295	Fixed	4.500%	12/1/2045	78,685
783,634	Loan ID 201296	Fixed	4.250%	2/1/2046	817,062
351,235	Loan ID 201297	Fixed	4.875%	8/1/2045	368,797
157,187	Loan ID 201298	Fixed	4.250%	8/1/2045	160,567
263,045	Loan ID 201299	Fixed	4.250%	12/1/2045	193,813
203,000	Loan ID 201300	Fixed	4.750%	3/1/2046	206,884
75,775	Loan ID 201301	Fixed	4.550%	10/1/2044	78,054
121,381	Loan ID 201302	Fixed	4.250%	5/1/2045	126,698

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$100,672	Loan ID 201303	Fixed	3.875%	3/1/2045	103,915
235,830	Loan ID 201304	Fixed	4.125%	2/1/2046	181,897
152,952	Loan ID 201305	Fixed	4.625%	8/1/2044	153,815
121,381	Loan ID 201306	Fixed	3.875%	9/1/2045	103,001
172,125	Loan ID 201307	Fixed	4.250%	11/1/2045	153,050
	TOTAL MORTGAGE NOTES (Cost - $148,259,256)*				162,514,947

	OTHER INVESTMENTS* (Cost - $814,009)(a) - 0.5%				837,590

	TOTAL INVESTMENTS (Cost - $149,073,265)(a) - 92.3%				$163,352,537
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.7%				13,632,329
	NET ASSETS - 100.0%				$176,984,866

ARM - Adjustable Rate Mortgage

*	Illiquid Securities

**	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.

Unrealized appreciation:	$25,196,946
Unrealized depreciation:	(10,917,674)
Net unrealized appreciation:	$14,279,272

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation

Mortgage Notes – On October 13, 2015, the Fund began using an independent third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The Fund had previously used the prior advisor’s proprietary model. The Fund’s NAV increased $0.76 per share upon conversion to the new pricing service on October 13, 2015. The revaluing of certain Mortgage Notes decreased the original October 13, 2015 value $0.42 cents per share (see Note 3 in the Fund’s Form N-CSR for the period ended September 30, 2016 filed with the Securities and Exchange Commission on March 22, 2017 for more details). The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case is uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produced a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund’s investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The valuation inputs and subsequent outputs are reviewed and maintained on a daily basis. Any calibrations or adjustments to the model that may be necessary are done on an as needed basis to facilitate fair pricing. Financial markets are monitored daily relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$—	$—	$162,514,947	$162,514,947
Other Investments	—	—	837,590	$837,590
Total	$—	$—	$163,352,537	$163,352,537

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

	Mortgage Notes	Other Investments	Total
Beginning Balance - 10/1/15	$148,189,668	$487,243	$148,676,911
Net realized gain (loss)	1,683,747	10,711	1,694,458
Change in unrealized appreciation (depreciation)*	12,110,774	81,941	12,192,715
Cost of purchases	14,113,989	—	14,113,989
Proceeds from sales and principal paydowns	(14,258,628)	(78,496)	(14,337,124)
Amortization	1,008,036	3,552	1,011,588
Net Transfers in/out of Level 3	(332,639)	332,639	—
Ending balance - 6/30/16	$162,514,947	$837,590	$163,352,537

*	includes change in unrealized appreciation (depreciation) attributable to Level 3 investment still held at June 30, 2016 of $12,874,644.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2016. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

					Weighted
				Range of	Average of
			Unobservable	Unobservable	Unobservable
	Value	Valuation Technique	Inputs	Inputs	Inputs

Mortgage Notes	$162,514,947	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0-46.4%	14.50%
			Deliquency	0-3,012 days	43 days
			Loan-to-Value	3-480%	94.0%
Other Investments	837,590	Market comparable	Sales prices	$55-$150 sq/ft	$116 sq/ft
Closing Balance	$163,352,537

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Security Transactions and
Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 5/26/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 5/26/17

By (Signature and Title)

*/s/ S. Jason Hall

S. Jason Hall, Treasurer/Principal Financial Officer

Date 5/26/17